Condensed Statement of Cash Flows - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Operating Activities
Net loss	$ (3,671)	$ (10,061)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	237	1,129
Issuance of convertible note for acquisition of license	500	500
Change in value of derivative liability	0 [1]	307 [2]
Non-cash accrued interest expense		37
Non-cash accrued interest expense, related parties		42
Depreciation expense	1	6
Amortization of discount on marketable securities		37
Changes in operating assets and liabilities:
Accounts receivable, related party	(30)	(342)
Prepaid expenses and other current assets	(42)	(778)
Other long-term assets	(150)	(129)
Accounts payable and accrued expenses	833	1,382
Accounts payable and accrued expenses, related party		978
Other long-term liabilities		(998)
Other long-term assets, related party	(5)
Accounts payable, related party	135
Accrued interest, related party	36
Other liabilities	1,307
Net cash used in operating activities	(849)	(7,890)
Investing activities
Purchases of marketable securities		(26,260)
Purchases of property and equipment	(28)	(27)
Net cash used in investing activities	(28)	(26,287)
Financing Activities
Proceeds from issuance of common stock, net		47,841
Proceeds from issuance of convertible notes payable		5,000
Net cash provided by financing activities	2,001	52,841
Proceeds from issuance of related party convertible notes	2,000
Proceeds from the issuance of restricted stock awards	1
Net increase (decrease) in cash and cash equivalents	1,124	18,664
Cash and cash equivalents at beginning of period		1,124
Cash and cash equivalents at end of period	$ 1,124	19,788
Supplemental disclosure of non-cash financing activities:
Conversion of convertible notes and related accrued interest to common stock		4,327
Conversion of convertible notes and related accrued interest to common stock, related party		3,288
Financing costs included in accounts payable and accrued expenses		$ 253

[1]	The license agreement was executed in November 2014 and no change in the valuation occurred between the execution date and December 31, 2014.
[2]	The amount is included within research and development expenses on our condensed statement of operations and comprehensive loss. The change in fair value of the derivative liability for the three and six months ended June 30, 2015 was $210,000 and $307,000, respectively.